Subsequent Events (Details) - USD ($)									1 Months Ended	3 Months Ended	12 Months Ended
	Jul. 18, 2023	Jun. 22, 2023	May 23, 2023	Apr. 03, 2023	Jan. 06, 2023	Nov. 17, 2022	Jul. 18, 2022	Jun. 20, 2022	Jul. 31, 2023	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Apr. 07, 2021
Subsequent Events
Amount drawn down under working capital						$ 962,000	$ 490,000	$ 360,000		$ 962,000	$ 662,000
Aggregate principal amount							490,000	360,000
Condition for future business combination threshold net tangible assets										$ 5,000,001	5,000,001
Redemption of ordinary shares					96,991
Cash withdrawn from Trust Account in connection with redemption					$ 1,004,600						$ 70,573,278
Redeem price per share										$ 10.00	$ 10.22	$ 10.00
Initial deposit into Trust Account					$ 42,802
Monthly deposit of per share amount in trust account to complete business combination					$ 0.05
Agreed monthly deposit in trust account to complete business combination					$ 42,802
Promissory Note with Related Party
Subsequent Events
Aggregate principal amount					$ 300,000
Sponsor
Subsequent Events
Redeem price per share													$ 0.009
Sponsor | Promissory Note with Related Party
Subsequent Events
Amount drawn down under working capital							$ 490,000
Aggregate principal amount								$ 360,000
Subsequent Event
Subsequent Events
Amount drawn down under promissory note									$ 100,000
Redemption of ordinary shares	77,130				96,991
Cash withdrawn from Trust Account in connection with redemption	$ 841,807				$ 1,004,600
Redeem price per share	$ 10.91
Initial deposit into Trust Account	$ 38,946				$ 42,802
Monthly deposit of per share amount in trust account to complete business combination	$ 0.05				$ 0.05
Agreed monthly deposit in trust account to complete business combination	$ 38,946				$ 42,802
Subsequent Event | Minimum [Member]
Subsequent Events
Condition for future business combination threshold net tangible assets	5,000,001
Subsequent Event | Maximum [Member]
Subsequent Events
Condition for future business combination threshold net tangible assets	5,000,001
Subsequent Event | Promissory notes.
Subsequent Events
Amount drawn down under working capital			$ 80,000
Promissory note interest rate (in percent)		10.00%
Subsequent Event | Promissory Note with Related Party
Subsequent Events
Aggregate principal amount					$ 300,000
Subsequent Event | Sponsor
Subsequent Events
Amount drawn down under working capital				$ 60,000					$ 1,250,000
Subsequent Event | Sponsor | Promissory notes.
Subsequent Events
Amount drawn down under working capital	$ 48,000
Subsequent Event | Sponsor | Promissory Note with Related Party
Subsequent Events
Aggregate principal amount		$ 500,000